April 30, 2002

                               SEMI-ANNUAL REPORT


bond

[THE NEW YORK STOCK EXCHANGE LOGO]


                       A CLOSED-END NYSE-TRADED BOND FUND
                       PIMCO Corporate Income Fund (PCN)








                                                                           PIMCO
                                                                           FUNDS

TABLE OF CONTENTS


PRESIDENT'S LETTER                                                             3

FUND SUMMARY                                                                 4-5

SCHEDULE OF INVESTMENTS                                                      6-8

STATEMENT OF ASSETS AND LIABILITIES                                            9

STATEMENT OF OPERATIONS                                                       10

STATEMENT OF CHANGES IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS          11

NOTES TO FINANCIAL STATEMENTS                                              12-14

FINANCIAL HIGHLIGHTS                                                          15





This report, including the financial information herein, is transmitted to the shareholders of PIMCO Corporate Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.




In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund hereby gives notice that it may from time to time repurchase its shares in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

[PHOTO OF STEPHEN TREADWAY]


Dear Shareholder:

PIMCO Funds is pleased to provide you with the initial semi-annual report for PIMCO Corporate Income Fund for the period December 21, 2001 (commencement of operations) through April 30, 2002.

The approximately four-month period covered by this report was a time of uncertainty and volatility for the corporate bond market. A weak business environment, along with Enron-driven concerns regarding accounting practices, split the market, driving up the prices of higher quality bonds and driving down the prices of lower-tier issues.

It is exactly this type of market, however, that highlights the advantage of investing with the experts at PIMCO. PIMCO's bond team has been actively investing in corporate bonds for 30 years. Over that time, the firm has developed a disciplined process that seeks to identify corporate bonds providing high current income, while at the same time employing a variety of techniques designed to control risk.

We believe that the rebounding economy could provide a boost to the corporate bond market. However, it continues to be important that this fund be part of a well-diversified portfolio of investments. Your financial advisor can work with you to develop an asset allocation strategy that best suits your needs.

I encourage you to review the information and commentary on the following pages carefully. If you have any questions, please contact your financial advisor, or call our shareholder services area at 1-877-819-2224. You can also access a wide range of information and resources through our Web site--www.pimcofunds.com.

Thank you for the trust you have placed in PIMCO Funds. We look forward to working with you and your financial advisor for many years to come.

Sincerely,


/s/ Stephen Treadway

Stephen Treadway
Chairman
June 18, 2002

The opinions expressed in this letter are those of the author and no forecasts can be guaranteed.

                      4.30.02 | PIMCO Corporate Income Fund Semi-Annual Report 3

A NYSE-TRADED BOND FUND


PIMCO CORPORATE INCOME FUND

SYMBOL:                               PRIMARY INVESTMENTS:                         NET ASSETS:
PCN                                   U.S. dollar-denominated                      $789.1 million (as of 4/30/02)
                                      corporate debt obligations of
INVESTMENT OBJECTIVE:                 varying maturities and other                 PORTFOLIO MANAGERS:
PIMCO Corporate Income Fund           corporate income-producing                   Raymond Kennedy,
seeks to provide high current         securities.                                  Shannon Bass, David Hinman
income. Capital preservation
and appreciation are                  FUND INCEPTION DATE:
secondary objectives.                 December 21, 2001


PIMCO Corporate Income Fund began trading on the New York Stock Exchange on December 19, 2001, and calculated its first net asset value ("NAV") on December 21, 2001. Since the Fund's inception through April 30, 2002, the Fund's common shares provided a total return based on NAV of 0.08%.

SIGNS OF A RECOVERY PUSH INTEREST RATES HIGHER

Strong economic data released during the course of the period increased investor optimism for a recovery, which in turn drove bond yields higher. Yields fell early in the period, but reversed course after positive economic supports suggested that a recovery has ensued. Furthermore, after providing a strong tailwind during 2001 with 11 rate cuts, the Federal Reserve removed its easing bias and laid the groundwork for future rate increases by declaring that risks in the economy were no longer tilted towards economic weakness. The corporate bond market experienced substantial new issuance as companies refinanced much of their commercial paper with longer-term bonds because investors deemed corporations to be too reliant on short-term financing. Investment grade and non-investment grade corporate debt outperformed treasuries for the period due to their attractive yields and optimism for a recovery.

CREDIT SELECTION AND SECTOR ALLOCATIONS INFLUENCE RETURNS

The Fund's holdings of below-investment grade issues added to returns as high yield bonds outperformed investment grade bonds. Exposure to lower-rated investment grade corporate bonds detracted from performance as they lagged their higher quality counterparts due to concerns over accounting problems, pressure on profits and highly leveraged balance sheets. The Fund's exposure to the gaming sector was positive as these issues rebounded from a difficult fourth quarter following the terrorist attacks. However, the Fund's high-quality telecom holdings hurt returns amid heightened concerns regarding accounting practices.

NUMEROUS OPPORTUNITIES AHEAD AS THE ECONOMY RECOVERS

Looking ahead, we believe that the global economy should rebound, led by an inventory bounce in the U.S., but a lack of pent-up demand in the consumer and housing sectors will limit expansion later in 2002. In this environment, we will look to opportunistically increase exposure to industries such as chemicals and basic materials, which typically benefit in a recovery environment. The cable/pay TV sector also remains a focus as these issuers continue to expand services and exhibit strong pricing power. In the telecom sector, we intend to emphasize large, well-capitalized issuers with strong local wireline businesses as well as wireless companies with substantial market share.

[PHOTO OF RAYMOND KENNEDY]
Portfolio Manager

Raymond Kennedy is a Managing Director and senior member of PIMCO's investment strategy group. He manages high yield portfolios for the firm. He has 14 years of investment experience and was formerly head of PIMCO's research group.

[PHOTO OF SHANNON BASS]
Portfolio Manager

Shannon Bass is an Executive Vice President, portfolio manager, and senior member of PIMCO's investment strategy group and credit team. He also manages and trades investment-grade corporate bonds for the firm. He has 11 years of investment experience.

[PHOTO OF DAVID HINMAN]
Portfolio Manager

David Hinman is an Executive Vice President and portfolio manager focusing on high-yield corporate bonds and structured credit products. He has nine years of investment experience.

The opinions expressed above are those of the Fund's portfolio managers and are current only through April 30, 2002. They should not be considered investment advice. The portfolio manager's views are subject to change at any time based on market and other conditions, and no forecasts are guaranteed.

4 PIMCO Funds Corporate Income Fund Semi-Annual Report | 4.30.02

PIMCO CORPORATE INCOME FUND PERFORMANCE & STATISTICS
All information as of April 30, 2002

CUMULATIVE TOTAL RETURN                                          On Common Market Price          On NAV
---------------------------------------------------------------------------------------------------------------------------
Since Commencement of Operations (12/21/01)                      0.72%                           0.08%

CREDIT QUALITY S&P Ratings*                                                                    PORTFOLIO COMPOSITION*
(as a % of investments)                        PORTFOLIO STATISTICS*                           (as a % of net assets)
 AAA                            6%             Market Price                        $14.77      Miscellaneous             14%
-----------------------------------            ------------------------------------------      -----------------------------
 AA                             7%             Net Asset Value                     $14.02      Telecommunications        13%
-----------------------------------            ------------------------------------------      -----------------------------
 A                             24%             Market Yield(1)                      8.63%      Airlines                   8%
-----------------------------------            ------------------------------------------      -----------------------------
 BBB                           42%             Fund Net Assets (millions)          $789.1      Multi-Media                8%
-----------------------------------            ------------------------------------------      -----------------------------
 BB                            16%             Average Effective Maturity (years)    6.82      Financial Services         7%
-----------------------------------            ------------------------------------------      -----------------------------
 B                              5%             Average Duration(2)                   5.16

 WEIGHTED AVERAGE QUALITY     BAA+

COMMON SHARE PRICE PERFORMANCE

[CHART]

                         CORPORATE INCOME    CORPORATE INCOME
                             FUND AT             FUND AT
                               NAV             MARKET PRICE
       12/21/2001              14.30              15.03
                               14.25              15.00
                               14.26              15.04
                               14.28              15.03
                               14.29              15.05
                               14.29              15.02
                               14.31              15.04
                               14.34              15.10
                               14.33              15.08
                               14.39              15.02
                               14.39              15.07
                               14.40              15.05
                               14.46              15.09
                               14.50              15.05
                               14.53              15.06
                               14.54              15.06
                               14.52              15.10
                               14.45              15.20
                               14.48              15.15
                               14.50              15.03
                               14.44              15.02
                               14.43              15.03
                               14.40              15.00
                               14.41              15.00
                               14.42              15.03
                               14.37              15.01
                               14.37              15.02
                               14.40              15.04
                               14.40              15.00
                               14.33              15.03
                               14.29              15.03
                               14.27              15.00
                               14.33              15.03
                               14.29              15.02
                               14.27              15.07
                               14.16              14.94
                               14.14              14.93
                               14.21              14.99
                               14.15              14.90
                               14.01              14.97
                               14.01              14.90
                               14.06              14.88
                               14.02              14.60
                               14.01              14.72
                               14.13              14.90
                               14.16              14.83
                               14.05              14.85
                               14.07              14.94
                               14.09              14.86
                               14.10              14.90
                               14.02              15.05
                               13.96              15.00
                               13.96              15.00
                               13.96              15.00
                               13.90              14.79
                               13.77              14.78
                               13.81              14.79
                               13.87              14.89
                               13.87              14.65
                               13.85              14.41
                               13.86              14.45
                               13.86              14.44
                               13.87              14.20
                               13.90              14.34
                               13.92              14.20
                               13.89              14.29
                               13.87              14.43
                               13.96              14.54
                               14.02              14.62
                               14.02              14.69
                               14.09              14.72
                               14.06              14.74
                               14.10              14.74
                               13.98              14.70
                               13.99              14.51
                               14.03              14.65
                               14.06              14.60
                               14.03              14.70
                               14.04              14.61
                               14.11              14.51
                               14.11              14.65
                               14.07              14.55
                               14.05              14.58
                               14.11              14.55
                               14.10              14.48
                               14.13              14.54
                               14.06              14.62
        4/30/2002              14.02              14.77

MONTHLY DIVIDENDS PER COMMON
SHARE FOR LAST THREE MONTHS

[CHART]

                February        March         April
$0.10           $0.10625       $0.10625       $0.10625

INVESTMENT PROCESS

The top-down investment process begins with our annual secular forum at which we develop a 3-5 year outlook for the global economy and interest rates. This helps set the basic portfolio parameters, including duration, yield-curve positioning, sector weightings, credit quality breakdown and individual issue selection. The Fund will normally focus on corporate debt obligations rated in the lowest investment grade category (Baa or BBB) and in the highest non-investment grade category (Ba or BB).

The portfolio manager attempts to identify investments that provide high current income through fundamental research, driven by independent credit analysis and proprietary analytical tools. However, consideration of yield is only one component of our approach; the Fund also emphasizes issues with capital appreciation potential. The Fund seeks to diversify its holdings across multiple industries and sectors, while focusing on intermediate maturity bonds to ensure that performance is driven by credit characteristics, not interest rate risk.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

(1) Market yield is the annualized dividend yield on the market price for the last day of the period.

(2) Duration is a measure of a portfolio's NAV volatility in reaction to interest rate movements.

*The Fund's portfolio is actively managed, and its current and future credit quality breakdown, portfolio statistics and portfolio composition are likely to vary from those listed above as of the date of this report.


                    4.30.02 | PIMCO Corporate Income Fund Semi-Annual Report  5

SCHEDULE OF INVESTMENTS
PIMCO CORPORATE INCOME FUND
April 30, 2002 (UNAUDITED)

Principal
    Amount                                                         Credit Rating
     (000)                                                          Moody's/S&P           Value*
---------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--90.9%

AIRLINES - 7.9%
            American Airlines, Inc., pass thru certificates,
   $ 7,986     6.978%-7.858%, 4/1/11-10/1/11 (a)                      Baa1/AA+        $  8,328,176
     2,000     7.024%, 10/15/09, Ser. 99-1                            Baa1/AA+           2,056,853
            Continental Airlines, Inc., pass thru certificates,
    10,000     6.503%, 6/15/11, Ser. 01-1                              Baa1/AA           9,824,140
       429     7.461%, 4/1/15, Ser. 971A                              Baa1/AA-             428,997
    10,000  Delta Airlines, Inc., pass thru certificates,
               7.57%, 11/18/10, Ser. 00-1                              A3/AA+           10,533,097
     4,649  Northwest Airlines Corp., pass thru certificates,
               7.575%, 3/1/19, Ser. 992A                                A3/AA            4,718,479
            United Airlines, Inc., pass thru certificates,
     6,500     6.201%, 9/1/08, Ser. 01-1                              Baa3/AA-           5,917,480
     4,908     7.186%, 4/1/11, Ser. 00-2                              Baa3/AA-           4,567,694
     5,600     7.73%, 7/1/10, Ser. 00-1                               Baa3/AA-           5,201,420
            US Airways, Inc., pass thru certificates,
     7,871     6.76%, 4/15/08, Ser. A                                  Baa1/A-           7,583,847
     3,706     6.85%-8.36%, 1/30/18-1/20/19,
               Ser. 98-1-99-1                                          Baa2/A-           3,215,273
                                                                                      ------------
                                                                                        62,375,456
                                                                                      ============

AUTOMOTIVE - 2.9%
    20,000  Daimler Chrysler North America Holding Corp.,
               7.30%, 1/15/12                                          A3/BBB+          20,777,640
     1,800  TRW Inc., 7.125%, 6/1/09                                  Baa2/BBB           1,802,644
                                                                                      ------------
                                                                                        22,580,284
                                                                                      ============

BANKING - 0.3%
     2,125  Colonial Bank, 9.375%, 6/1/11                             Ba1/BBB-           2,270,788
                                                                                      ------------

BUILDING & CONSTRUCTION - 1.0%
     5,000  Centex Corp., 7.50%, 1/15/12                              Baa2/BBB           5,145,030
     2,980  Pulte Homes, Inc., 7.875%, 8/1/11 (a)                       NR/NR            3,048,352
                                                                                      ------------
                                                                                         8,193,382
                                                                                      ============
CHEMICALS - 1.5%
            Airgas, Inc.,
     2,500     7.75%, 9/15/06                                          Ba1/BB            2,580,590
       985     9.125%, 10/1/11                                         Ba2/B+            1,056,413
     1,625  Arco Chemical Co., 9.375%, 12/15/05                        Ba3/BB            1,608,750
     3,250  Equistar Chemical L.P.,
               8.75%-10.125%, 2/15/09-9/1/08                           B1/BB+            3,138,921
     3,375  Lyondell Chemical Co., 9.625%, 5/1/07, Ser. A              Ba3/BB            3,349,687
       200  OM Group, Inc., 9.25%, 12/15/11 (a)                         B3/B+              208,000
                                                                                      ------------
                                                                                        11,942,361
                                                                                      ============
ELECTRONICS - 4.7%
     4,500  BRL Universal Equipment Corp.,
               8.875%, 2/15/08                                         Ba3/BB-           4,680,000
     4,000  Edison International, Inc.,
               6.875%, 9/15/04                                          B3/B-            3,800,000
     5,000  IPALCO Enterprises, Inc.,
               7.625%, 11/14/11 (a)                                   Baa1/BBB-          4,698,380
     5,000  Mirant Americas Generation, Inc.,
               8.30%, 5/1/11                                          Ba1/BBB-           4,783,855
     5,000  Northwestern Corp., 8.75%, 3/15/12 (a)                    Baa2/BBB           5,059,275
    14,090  Pinnacle Partners, 8.83%, 8/15/04 (a)                     Ba1/BBB-          14,221,291
                                                                                      ------------
                                                                                        37,242,801
                                                                                      ============
ENERGY - 4.7%
     3,750  Dynegy Holdings, Inc., 8.125%, 3/15/05                    Baa3/BBB+          3,565,155
     6,000  Edison Mission Energy,
               7.73%-10.00%, 6/15/09-8/15/08                          Baa3/BBB-          6,051,072
       600  El Paso Corp., 6.75%, 5/15/09                             Baa2/BBB             589,708
     5,000  NRG Energy, Inc., 7.75%, 4/1/11                           Baa3/BBB-          4,794,450
            Peabody Energy Corp.,
     1,300     8.875%, 5/15/08, Ser. B                                 Ba3/BB            1,387,750
     2,000     9.625%, 5/15/08, Ser. B                                  B1/B1            2,135,000
     1,850  PG&E Gas Transmission, 7.10%, 6/1/05                       Baa1/A-           1,873,834
     7,000  WCG Note Trust, 8.25%, 3/15/04 (a)                        Baa2/BBB-          7,058,667
    10,000  Williams Cos., Inc., 7.125%, 9/1/11                       Baa2/BBB           9,707,990
                                                                                      ------------
                                                                                        37,163,626
                                                                                      ============
Principal
    Amount                                                         Credit Rating
     (000)                                                          Moody's/S&P           Value*
---------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 6.6%
   $ 1,500  Beaver Valley Funding Corp.,
               9.00%, 6/1/17                                          Baa3/BBB-        $ 1,607,586
     1,000  BlueWater Finance Ltd.,
               10.25%, 2/15/12 (a)                                      B1/B+            1,045,000
     1,000  CIT Group, Inc., 6.50%, 2/7/06                              A2/A-              948,379
    10,000  Ford Motor Co., Capital Trust,
               6.50%-7.25%, 1/25/07-10/25/11                           A3/BBB+           9,962,235
    20,000  General Motors Acceptance Corp.,
               6.875%, 9/15/11                                         A2/BBB+          20,031,900
     3,000  MBNA Corp., Ser. MTNF,
               7.50%, 3/15/12                                         Baa2/BBB           3,105,909
    10,000  National Rural Utilities Cooperative
               Finance Corp., 7.25%, 3/1/12, Ser. MTNC                  A2/A            10,399,300
     5,000  Sets Trust No. 2002-3, 8.85%, 4/2/07 (a)                    NR/NR            5,000,000
                                                                                      ------------
                                                                                        52,100,309
                                                                                      ============
FINANCING - 1.4%
       450  Pemex Proj. Master Trust,
               8.00%, 11/15/11 (a)                                    Baa1/BBB-            463,500
    10,000  TIERS Principal Protected Trust, 8.41%, 3/22/07            Ba3/BB-          10,056,832
       250  Trizec Finance, Ltd., 10.875%, 10/15/05                   Baa3/BB+             257,187
                                                                                      ------------
                                                                                        10,777,519
                                                                                      ============
FOOD SERVICES - 0.7%
     5,000  IBP, Inc., 7.95%, 2/1/10                                  Baa3/BBB           5,174,450
            Smithfield Foods Inc.,
        20     7.625%, 2/15/08                                         Ba3/BB+              20,100
        25     8.00%, 10/15/09, Ser. B                                 Ba2/BB+              25,406
       300  Yum! Brands, Inc., 7.45%, 5/15/05                          Ba1/BB              304,500
                                                                                      ------------
                                                                                         5,524,456
                                                                                      ============
FORESTRY - 0.5%
     4,000  Weyerhauser Co., 6.75%, 3/15/12 (a)                       Baa2/BBB           4,044,440
                                                                                      ------------

HEALTHCARE & HOSPITALS - 3.0%
     4,100  Beverly Enterprises, Inc.,
               9.00%-9.625%, 2/15/06-4/15/09                            B1/B+            4,227,500
     3,000  HCA Inc., 7.875%, 2/1/11                                  Ba1/BBB-           3,195,681
            Healthsouth Corp.,
     7,000     7.00%-8.375%, 6/15/08-10/1/11                          Ba1/BBB-           7,202,500
       125     10.75%, 10/1/08                                         Ba2/BB+             140,625
     1,810  Manor Care, Inc., 8.00%, 3/1/08                            Ba1/BBB           1,918,600
     7,000  McKesson Corp., 7.75%, 2/1/12                             Baa2/BBB           7,252,217
                                                                                      ------------
                                                                                        23,937,123
                                                                                      ============
HOTELS/GAMING - 3.2%
       700  Argosy Gaming Co., 9.00%, 9/1/11                            B2/B+              745,500
     1,745  Circus Circus Enterprises, Inc.,
               6.45%-6.70%, 2/1/06-11/15/96                            Ba2/BB+           1,728,392
     5,000  International Game Technology,
               8.375%, 5/15/09                                        Ba1/BBB-           5,312,500
       700  John Q. Hammons Hotels, 8.875%, 2/15/04                      B2/B              705,250
       900  Jupiters Ltd., 8.50%, 3/1/06                               Ba2/BB+             931,500
       500  Mandalay Resort Group, 9.375%, 2/15/10 (a)                 Ba3/BB-             542,500
     3,640  MGM Mirage, Inc.,
               6.625%-6.75%, 2/1/05-2/1/08                            Ba1/BBB-           3,579,656
            Park Place Entertainment Corp.,
     3,175     7.875%-8.125%, 12/15/05-5/15/11                         Ba2/BB+           3,238,500
     3,000     8.50%, 11/15/06                                        Ba1/BBB-           3,155,166
     5,475  Starwood Hotels & Resorts,
               6.75%-7.375%, 11/15/03-5/1/07 (a)                      Ba1/BBB-           5,530,890
                                                                                      ------------
                                                                                        25,469,854
                                                                                      ============
INSURANCE - 0.6%
     4,350  St. Paul Cos., 8.125%, 4/15/10                              A2/A-            4,841,511
                                                                                      ------------

MANUFACTURING - 0.1%
       500  Dresser, Inc., 9.375%, 4/15/11                              B2/B               521,250
                                                                                      ------------

MEASURING INSTRUMENTS - 0.0%
       300  Fisher Scientific Int'l., Inc. 9.00%, 2/1/08                B3/B               313,500
                                                                                      ------------

6  PIMCO Corporate Income Fund Semi-Annual Report | 4.30.02 |

PIMCO CORPORATE INCOME FUND
April 30, 2002 (UNAUDITED)

Principal
    Amount                                                         Credit Rating
     (000)                                                          Moody's/S&P           Value*
---------------------------------------------------------------------------------------------------
MEDICAL PRODUCTS - 0.7%
    $  400  AmericanSourceBergen Corp., 8.125%, 9/1/08                 Ba3/BB-          $  426,000
     3,975  Beckman Coulter, Inc.,
               6.875%-7.05%, 11/15/11-6/1/26                          Baa3/BBB           4,056,211
     1,000  Fresenius Medical Care AG, 7.875%, 6/15/11                  Ba2/B+           1,005,000
                                                                                      ------------
                                                                                         5,487,211
                                                                                      ============
METALS/MINING - 0.1%
       300  Ball Corp., 7.75%, 8/1/06                                  Ba3/BB              312,000
       400     8.25%, 8/1/08                                           B1/BB-              418,000
       200  Century Aluminum Co., 11.75%, 4/15/08                      Ba3/BB-             216,000
                                                                                      ------------
                                                                                           946,000
                                                                                      ============
MISCELLANEOUS - 13.9%
     5,500  Cedar Brakes II LLC., 9.875%, 9/1/13 (a)                   Baa2/BBB          5,786,352
     2,000  Gemstone Investors Ltd.,
               7.71%, 10/31/04 (a)                                    Baa3/BBB-          2,018,142
     1,200  Golden State Holdings, 7.125%, 8/1/05                      Ba1/BB+           1,208,136
   100,100  Morgan Stanley TRACERS,
               7.193%, 9/15/11 (a)                                      A3/NR          100,675,675
                                                                                      ------------
                                                                                       109,688,305
                                                                                      ============
MULTI-MEDIA - 6.8%
    10,000  AOL Time Warner Inc., 6.875%, 5/1/12                      Baa1/BBB+          9,502,270
     6,360  British Sky Broadcasting Group,
               6.875%-8.20%, 10/15/06-7/15/09                          Ba1/BB+           6,124,811
     1,000  CF Cable TV, Inc., 9.125%, 7/15/07                         Ba3/BB            1,019,259
     5,455  Charter Communications Holdings LLC.,
               8.25%10.75%, 4/1/07-10/1/09                              B2/B+            5,173,362
            Clear Channel Communications Inc.,
     4,050     8.00%, 11/1/08                                         Ba1/BBB-           4,212,000
     5,000     8.125%, 12/15/07, Ser. B                                Ba2/BB+           5,206,250
            CSC Holdings Inc.,
     2,208     7.25%-7.625%, 7/15/08-4/1/11, Ser. B                    Ba2/B+            2,077,682
     5,625     8.125%, 7/15/09-8/15/09, Ser. B                         Ba2/BB+           5,526,496
     5,625  Fox Sports Networks, LLC., 8.875%, 8/15/07                Ba1/BBB-           5,850,000
     2,000  Liberty Media Corp., 7.875%, 7/15/09                      Baa3/BBB-          2,011,820
     1,610  News America, Inc., 6.75%, 1/9/38                         Baa3/BBB-          1,572,857
     2,677  Price Communications Wire,
               9.125%, 12/15/06, Ser. B                                Baa2/B+           2,810,850
       350  Sinclair Broadcast Group, 8.75%, 12/15/07                    B2/B              364,875
     2,000  Univision Communications, Inc.,
               7.85%, 7/15/11                                         Baa3/BB+           2,083,102
                                                                                      ------------
                                                                                        53,535,634
                                                                                      ============

OIL & GAS - 6.1%
     1,000  AmeriGas Partners, L.P., 8.875%, 5/20/11                   Ba3/BB+           1,045,000
        45  Belco Oil & Gas Corp., 8.875%, 9/15/07, Ser. B             Ba3/BB+              46,687
     2,850  Chesapeake Energy Corp., 8.375%, 11/1/08                    B1/B+            2,885,625
     5,500  Coastal Corp., 6.375%-7.75%, 2/1/09-6/15/10               Baa2/BBB           5,656,838
     5,000  Devon Financing Corp.,
               6.875%, 9/30/11 (a)                                    Baa2/BBB           5,072,545
     2,600  Ferrell Gas Partners L.P.,
               9.375%, 6/15/06, Ser. B                                  B1/B+            2,691,000
            Forest Oil Corp.,
     1,000     8.00%, 6/15/08                                          Ba3/BB            1,027,500
     2,000     8.00%, 12/15/11 (a)                                      NR/NR            2,050,000
     5,000  Hanover Equip. Trust, 8.50%, 9/1/08 (a)                    Ba3/BB            5,075,000
     1,500  Parker Drilling Co., 9.75%, 11/15/06, Ser. D                B1/B+            1,548,750
     5,865  Pioneer Natural Resource Co.,
               6.50%-8.25%, 1/15/08-8/15/07                            Ba1/BB+           6,054,478
     1,550  Pogo Producing Co.,
               8.25%-8.75%, 4/15/11-5/15/07, Ser. B                    B1/BB             1,618,500
       300  SESI LLC., 8.875%, 5/15/11                                 B1/BB-              303,000
     4,700  Vintage Petroleum, Inc., 8.625%, 2/1/09                     B1/B             4,594,250
     5,000  Weatherford Int'l., Inc., 6.625%, 11/15/11                Baa1/BBB+          5,004,619
     1,515  Western Gas Resources, Inc., 10.00%, 6/15/09               Ba3/BB-           1,636,200
     1,300  XTO Energy Inc., 8.75%, 11/1/09, Ser. B                    Ba3/BB-           1,371,500
                                                                                      ------------
                                                                                        47,681,492
                                                                                      ============
Principal
    Amount                                                         Credit Rating
     (000)                                                          Moody's/S&P           Value*
---------------------------------------------------------------------------------------------------
PAPER - 1.4%
   $ 1,000  Abitini - Consolidated Inc., 6.95%, 4/1/08                Baa3/BBB-          $ 972,502
     6,640  Boise Cascade Co.,
               7.50%-9.45%, 2/1/08-11/1/09                            Baa3/BB+           6,926,419
     2,500  Georgia-Pacific Corp., 8.125%, 6/15/23                    Baa3/BBB-          2,135,135
     1,000  Graphic Packing Corp., 8.625%, 2/15/12 (a)                  B2/B+            1,052,500
                                                                                      ------------
                                                                                        11,086,556
                                                                                      ============

PRINTING/PUBLISHING - 1.6%
     2,650  Garden State Newspapers, Inc.,
               8.75%, 10/1/09, Ser. B                                   B1/B+            2,646,687
     5,500  Hollinger International, Inc.,
               9.25%, 2/1/06-3/15/07                                   Ba3/B+            5,678,750
     3,900  Quebecor World Inc., 7.75%, 2/15/09                       Baa2/BBB           3,922,967
                                                                                      ------------
                                                                                        12,248,404
                                                                                      ============

REAL ESTATE - 2.5%
     9,000  EOP Operating L.P., 6.75%-7.00%, 2/15/12-7/15/11           Baa1/BBB-         9,006,012
       700  Forest City Enterprises, Inc., 8.50%, 3/15/08              Ba3/BB-             717,500
     5,000  Regency Centers L.P. - REIT, 6.75%, 1/15/12                Baa2/BBB          5,017,650
     5,000  Simon Property Group L.P. - REIT,
               7.75%, 1/20/11                                         Baa1/BBB           5,249,065
                                                                                      ------------
                                                                                        19,990,227
                                                                                      ============

RETAIL - 0.4%
     3,000  Ingles Markets, Inc., 8.875%, 12/1/11 (a)                   Ba3/B+           3,030,000
                                                                                      ------------

TELECOMMUNICATIONS - 12.9%
    13,100  AT&T Corp., 7.30%, 11/15/11 (a)                            A3/BBB+          12,035,887
     5,000  Citizens Communications Co.,
               9.25%, 5/15/11                                         Baa2/BBB           5,382,000
     3,000  Citizens Communications Utilites Co.,
               7.60%, 6/1/06                                          Baa2/BBB           3,071,751
    10,000  Deutsche Telekom International,
               8.00%, 6/15/10                                         Baa1/BBB+         10,597,450
     1,950  Echostar Broadband Corp., 10.375%, 10/1/07                  B1/B             2,101,125
     3,000  Echostar DBS Corp., 9.125%, 1/15/09 (a)                     B1/B+            3,105,000
    23,705  France Telecom, 7.75%-9.00%, 3/1/11-6/1/09                Baa1/BBB+         24,389,578
     5,000  Koninklijke KPN NV, 8.00%, 10/1/10                        Baa3/BBB-          5,149,280
     4,000  Panamsat Corp., 8.50%, 2/1/12 (a)                           Ba3/B            4,020,000
    10,000  Quest Capital Funding, 7.25%, 2/15/11                     Baa3/BBB-          7,267,000
     5,000  Qwest Communications International, Inc.,
               7.50%, 11/1/08, Ser. B                                 Baa3/BBB-          3,705,220
     3,100  Rogers Cantel Inc., 9.375%, 6/1/08                        Baa3/BB+           2,952,750
    20,000  Sprint Capital Corp.,
               6.125%-7.625%, 11/15/08-11/15/28                       Baa2/BBB+         17,828,030
                                                                                      ------------
                                                                                       101,605,071
                                                                                      ============

UTILITIES - 3.5%
     2,000  CMS Energy Corp., 8.90%, 7/15/08                           Ba3/BB            2,133,052
     1,803  NRG South Central LLC.,
               8.962%, 3/15/16, Ser. A-1                              Baa2/BBB-          1,911,512
     3,670  PSEG Energy Holdings, 9.125%, 2/10/04                     Baa3/BBB-          3,769,534
     6,500  PSEG Power Corp., 7.75%, 4/15/11                          Baa1/BBB           6,858,254
    10,100  South Point Energy Center,
               8.40%, 5/30/12 (a)                                      B1/BB             9,140,500
     3,500  Tucson Electric Power, 7.50%, 8/1/08, Ser. B              Ba2/BBB-           3,438,022
                                                                                      ------------
                                                                                        27,250,874
                                                                                      ============

WASTE DISPOSAL - 1.9%
       250  Allied Waste Industries, 7.875%, 3/15/05                   Ba3/BB-             253,589
            Allied Waste North America,
     2,245     7.375%-7.625%, 1/1/04-1/1/06, Ser. B                    Ba3/BB-           2,229,475
     2,025     8.50%, 12/1/08 (a)                                      Ba3/BB-           2,065,500
    10,000  Waste Management, Inc., 7.375%, 8/1/10                     Ba1/BBB          10,297,760
                                                                                      ------------
                                                                                        14,846,324
                                                                                      ============
Total Corporate Bonds & Notes                                                          716,694,758
   (cost-$724,729,299)                                                                ============

                   PIMCO Corporate Income Fund Semi-Annual Report | 4.30.02 |  7

SCHEDULE OF INVESTMENTS (CONCL.)
PIMCO CORPORATE INCOME FUND
April 30, 2002 (UNAUDITED)

Principal
    Amount                                                         Credit Rating
     (000)                                                          Moody's/S&P           Value*
---------------------------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS--0.9%

MEXICO - 0.9%
   $ 7,000  United Mexican States,
               8.375%, 1/14/11, (cost-$7,238,192)                     Baa2/BBB-     $    7,490,000
                                                                                      ------------

SHORT-TERM INVESTMENTS--7.5%

U.S. GOVERNMENT AGENCIES - 3.6%
     1,500  Fannie Mae, 1.865%, 8/21/02                                Aaa/AAA           1,491,360
    26,600  Freddie Mac, 1.76%-1.985%, 5/6/02-8/15/02                  Aaa/AAA          26,487,916
                                                                                      ------------
Total U.S. Government Agencies                                                          27,979,276
   (cost $27,970,549)                                                                 ============

CORPORATE NOTES--1.5%

AIRLINES - 0.4%
     3,504  United Airlines, Inc., pass thru certificates,
               2.12%, 6/5/02, Ser. 97A (b)                             Baa3/A            3,456,519
                                                                                      ------------

BANKING - 0.1%
       800  World Bank Disc. Note, 1.80%, 7/9/02                        NR/NR              797,240
                                                                                      ------------

FINANCIAL SERVICES - 0.4%
     3,000  Redwood Capital II Ltd.,
               5.0475%, 7/1/02 (a) b)                                 Baa3/BBB-          3,000,000
                                                                                      ------------

OIL & GAS - 0.2%
     2,000  Limestone Electron Trust,
               8.625%, 3/15/03 (a)                                    Baa3/BBB-          2,028,454
                                                                                      ------------

UTILITIES - 0.4%
     3,000  CMS Energy Corp., 8.125%, 5/15/02                          Ba3/BB            3,003,789
                                                                                      ------------

Total Corporate Notes                                                                   12,286,002
    (cost $12,231,735)                                                                ============

LOAN PARTICIPATIONS--1.8%

CONTAINERS - 0.4%
     2,989  Stone Container Corp., 5.1875%,
               5/31/02 (c)                                              NR/NR            3,000,610
                                                                                      ------------
ENERGY - 0.1%
     1,000  Southern Calif. Edison Co., 4.56%,
               8/28/02 (c)                                              NR/NR            1,005,417
                                                                                      ------------
MULTI-MEDIA - 0.9%
     4,500  Adelphia Century Cable, 4.87%-4.99%,
               3/18/02-6/18/02 (c)                                      NR/NR            4,201,360
     3,000  Univision Communications, Inc., 3.15%,
               5/20/02 (c)                                              NR/NR            2,902,500
                                                                                      ------------
                                                                                         7,103,860
                                                                                      ============
TELECOMMUNICATIONS - 0.4%
     3,500  PanamSat Term B, 5.46%, 5/28/02 (c)                         NR/NR            3,505,104
                                                                                      ------------

Total Loan Participations                                                               14,614,991
       (cost-$14,898,494)                                                             ============

Principal
    Amount                                                         Credit Rating
     (000)                                                          Moody's/S&P           Value*
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--0.6%

   $ 1,664  State Street Bank & Trust Co.
               dated 4/30/02, 1.55%, due 5/1/02,
               proceeds:$1,664,072; collateralized by
               Federal Home Loan Bank,
               4/8/03, valued at $1,702,125
               (cost-$1,664,000)                                                      $  1,664,000
                                                                                      ------------
     3,100  Credit Suisse First Boston Corp.
               dated 4/30/02, 1.86%, due 5/1/02,
               proceeds:$3,100,160; collateralized by
               U.S. Treasury Note, 1/15/08, valued at $3,237,563
               (cost-$3,100,000)                                                         3,100,000
                                                                                      ------------

Total Repurchase Agreements                                                              4,764,000
    (cost-$4,764,000)                                                                 ============

TOTAL SHORT-TERM INVESTMENTS                                                            59,644,269
    (cost-$59,864,778)                                                                ============


TOTAL INVESTMENTS - 99.3%                                                             $783,829,027
   (cost-$791,832,269+)

OTHER ASSETS LESS LIABILITIES - 0.7%                                                     5,231,262
                                                                                      ============

NET ASSETS - 100.0%                                                                   $789,060,289
                                                                                      ============


+ The cost basis of portfolio securities for federal income tax purposes is $791,832,269. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $9,607,187, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $17,610,429 and net unrealized depreciation for federal income tax purposes is $8,003,242.
* Long-term debt securities are valued by an independant pricing service authorized by the Board of Trustees.
(a) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At April 30, 2002, these securities amounted to $219,404,026 or 27.8% of net assets.
(b) Floating Rate Security. Interest rate shown is the rate in effect at April 30, 2002. Maturity date shown is the date of the next change.
(c) Private Placement. Restricted as to resale and does not have a readily available market; the aggregate cost and value of such securities is $14,614,991 or 1.9% of net assets.

Glossary:
---------
REIT - Real Estate Investment Trust
TRACERS - Traded Custody Receipts

8 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.02 |
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
PIMCO CORPORATE INCOME FUND
April 30, 2002 (UNAUDITED)

ASSETS:
Investments, at value (cost - $791,832,269)                                                                        $783,829,027
----------------------------------------------------------------------------------------------------------   ------------------
Interest receivable                                                                                                  13,178,074
----------------------------------------------------------------------------------------------------------   ------------------
Interest receivable from swaps                                                                                           36,530
----------------------------------------------------------------------------------------------------------   ------------------
Prepaid expenses                                                                                                         31,794
----------------------------------------------------------------------------------------------------------   ------------------
   Total Assets                                                                                                     797,075,425
----------------------------------------------------------------------------------------------------------   ------------------


LIABILITIES:
Due to custodian                                                                                                        106,283
----------------------------------------------------------------------------------------------------------   ------------------
Dividends payable to common and preferred shareholders                                                                3,774,939
----------------------------------------------------------------------------------------------------------   ------------------
Payable for investments purchased                                                                                     2,951,250
----------------------------------------------------------------------------------------------------------   ------------------
Net unrealized depreciation on swaps                                                                                    618,279
----------------------------------------------------------------------------------------------------------   ------------------
Investment management fee payable                                                                                       356,964
----------------------------------------------------------------------------------------------------------   ------------------
Preferred shares offering expenses payable                                                                               80,000
----------------------------------------------------------------------------------------------------------   ------------------
Accrued expenses                                                                                                        127,421
----------------------------------------------------------------------------------------------------------   ------------------
   Total Liabilities                                                                                                  8,015,136
----------------------------------------------------------------------------------------------------------   ------------------
Preferred shares ($25,000 net asset and liquidation value per share applicable to
   12,000 shares issued and outstanding)                                                                            300,000,000
----------------------------------------------------------------------------------------------------------   ------------------
Net Assets Applicable to Common Shareholders                                                                       $489,060,289
----------------------------------------------------------------------------------------------------------   ------------------


COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common stock:
Par value ($0.00001 per share, applicable to 34,873,588 shares issued and outstanding)                                      349
----------------------------------------------------------------------------------------------------------   ------------------
Paid-in-capital in excess of par                                                                                    494,901,747
----------------------------------------------------------------------------------------------------------   ------------------
Undistributed net investment income                                                                                   1,541,999
----------------------------------------------------------------------------------------------------------   ------------------
Net realized gain on investments                                                                                      1,237,715
----------------------------------------------------------------------------------------------------------   ------------------
Net unrealized depreciation of investments and swaps                                                                 (8,621,521)
----------------------------------------------------------------------------------------------------------   ------------------
   Net assets applicable to common shareholders                                                                    $489,060,289
----------------------------------------------------------------------------------------------------------   ------------------
NET ASSET VALUE PER COMMON SHARE                                                                                         $14.02
==========================================================================================================   ==================

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                   | 4.30.02 |PIMCO Corporate Income Fund Semi-Annual Report   9

STATEMENTS OF OPERATIONS
PIMCO CORPORATE INCOME FUND
For the period December 21, 2001* through April 30, 2002
(UNAUDITED)

INTEREST INCOME:
Interest                                                                                                            $15,338,878
----------------------------------------------------------------------------------------------------------   ------------------


EXPENSES:
Investment management fees                                                                                            1,725,985
----------------------------------------------------------------------------------------------------------   ------------------
Auction agent fees and commissions                                                                                      141,022
----------------------------------------------------------------------------------------------------------   ------------------
Custodian fees                                                                                                           44,816
----------------------------------------------------------------------------------------------------------   ------------------
Audit and tax service fees                                                                                               35,350
----------------------------------------------------------------------------------------------------------   ------------------
Legal fees                                                                                                               24,300
----------------------------------------------------------------------------------------------------------   ------------------
Trustees' fees                                                                                                           20,305
----------------------------------------------------------------------------------------------------------   ------------------
Reports to shareholders                                                                                                  14,575
----------------------------------------------------------------------------------------------------------   ------------------
Excise tax expense                                                                                                       11,679
----------------------------------------------------------------------------------------------------------   ------------------
Transfer agent fees                                                                                                      11,375
----------------------------------------------------------------------------------------------------------   ------------------
Miscellaneous                                                                                                            15,342
----------------------------------------------------------------------------------------------------------   ------------------
   Total expenses                                                                                                     2,044,749
----------------------------------------------------------------------------------------------------------   ------------------
   Less: investment management fee waiver                                                                              (460,263)
----------------------------------------------------------------------------------------------------------   ------------------
       expense offset                                                                                                    (6,216)
----------------------------------------------------------------------------------------------------------   ------------------
   Net expenses                                                                                                       1,578,270
----------------------------------------------------------------------------------------------------------   ------------------
NET INVESTMENT INCOME                                                                                               $13,760,608
==========================================================================================================   ==================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
----------------------------------------------------------------------------------------------------------   ------------------
   Investments                                                                                                          946,715
----------------------------------------------------------------------------------------------------------   ------------------
   Swaps                                                                                                                291,000
----------------------------------------------------------------------------------------------------------   ------------------
Net unrealized depreciation of investments and swaps                                                                 (8,621,521)
----------------------------------------------------------------------------------------------------------   ------------------
Net realized and unrealized loss on investments                                                                      (7,383,806)
----------------------------------------------------------------------------------------------------------   ------------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                                                      $6,376,802
==========================================================================================================   ==================
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                                             (1,117,023)
----------------------------------------------------------------------------------------------------------   ------------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM INVESTMENT OPERATIONS                    $5,259,779
==========================================================================================================   ==================

*Commencement of operations


10  | 4.30.02 | PIMCO Corporate Income Fund Semi-Annual Report
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS PIMCO CORPORATE INCOME FUND
For the period December 21, 2001* through April 30, 2002 (UNAUDITED)

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                                                               $13,760,608
----------------------------------------------------------------------------------------------------------   ------------------
Net realized gain on investments and swaps                                                                            1,237,715
----------------------------------------------------------------------------------------------------------   ------------------
Net unrealized depreciation of investments and swaps                                                                 (8,621,521)
----------------------------------------------------------------------------------------------------------   ------------------
   Net increase in net assets resulting from investment operations                                                    6,376,802
==========================================================================================================   ==================
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                                             (1,117,023)
==========================================================================================================   ==================
Net increase in net assets applicable to common shareholders resulting from investment operations                     5,259,779
----------------------------------------------------------------------------------------------------------   ------------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME                                                         (11,101,586)
==========================================================================================================   ==================


CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                                                                          498,151,875
----------------------------------------------------------------------------------------------------------   ------------------
Preferred shares underwriting discount charged to paid-in capital in excess of par                                   (3,000,000)
----------------------------------------------------------------------------------------------------------   ------------------
Common stock and preferred shares offering costs charged to paid-in capital in excess of par                         (1,631,788)
----------------------------------------------------------------------------------------------------------   ------------------
Reinvestment of dividends                                                                                             1,282,006
----------------------------------------------------------------------------------------------------------   ------------------
   Net increase in capital share transactions                                                                       494,802,093
==========================================================================================================   ==================
Total increase in net assets                                                                                        488,960,286
==========================================================================================================   ==================


NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                                                     100,003
----------------------------------------------------------------------------------------------------------   ------------------
End of period (including undistributed net investment income of $1,541,999)                                        $489,060,289
----------------------------------------------------------------------------------------------------------   ------------------


COMMON SHARES ISSUED AND REINVESTED:
Issued                                                                                                               34,775,314
----------------------------------------------------------------------------------------------------------   ------------------
Issued in reinvestment of dividends                                                                                      91,607
----------------------------------------------------------------------------------------------------------   ------------------
NET INCREASE                                                                                                         34,866,921
==========================================================================================================   ==================

* Commencement of operations

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                   | 4.30.02 | PIMCO Corporate Income Fund Semi-Annual Report 11

NOTES TO FINANCIAL STATEMENTS
PIMCO CORPORATE INCOME FUND
April 30, 2002 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Corporate Income Fund, (the "Fund") was organized as a Massachusetts business trust on October 17, 2001. Prior to commencing operations on December 21, 2001, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended, and the sale and issuance to PIMCO Funds Advisors LLC., formerly PIMCO Advisors L.P., (the "Investment Manager") an indirect, majority-owned subsidiary of Allianz AG, of 6,981 shares of beneficial interest at an aggregate purchase price of $100,003.

The Fund issued 31,750,000 shares of common stock, in its initial public offering. An additional 3,025,000 shares were issued in connection with the exercise of the underwriters over-allotment option. These shares were all issued at $15.00 per share before an underwriting discount of $0.67 per share. Offering costs of $1,043,250 (representing $0.03 per share) were offset against the proceeds of the offering and have been charged to paid-in capital in excess of par. The Investment Manager has paid all offering costs (other than the sales load) and organizational expenses exceeding $0.03 per share. In addition, the underwriters discount and offering costs associated with issuance of Preferred Shares in the amounts of $3,000,000 and $588,538, respectively, have been charged to paid-in capital in excess of par.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund:

(a) VALUATION OF INVESTMENTS

Debt securities are valued each day by an independent pricing service approved by the Board of Trustees. Any security or other asset for which market quotations are not readily available is valued at fair value as determined in good faith under procedures established by the Board of Trustees. The Fund invests substantially all of its assets in a diversified portfolio of corporate debt obligations of varying maturities and other corporate income-producing securities. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.

(b) FEDERAL INCOME TAXES

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all if its ordinary income and long- term capital gains, if any, during each calendar year the Fund intends not to be subject to U.S. Federal excise tax. Under certain circumstances however, the Fund may determine to retain a portion of its taxable income, if such retention is deemed to be in the best interest of the Fund and its shareholders. In such a circumstance, the Fund may be subject to a 4% excise tax.

(c) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Market discount, if any, is accreted daily.

(d) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) CREDIT DEFAULT SWAPS

The Fund may purchase or sell credit default swap contracts for investment purposes and to add leverage to the portfolio. As a seller in the credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would generate income in the event of an actual default by the issuer of the underlying obligation. It would also involve credit risk - that the seller may fail to satisfy its payment obligations to the Fund in the event of a default.

12 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.02 |

PIMCO CORPORATE INCOME FUND
April 30, 2002 (UNAUDITED)

Credit default swap contracts outstanding at April 30, 2002 were as follows:

                                 NOTIONAL                                PAYMENTS
  SWAP                            AMOUNT                               RECEIVED BY THE        UNREALIZED
  COUNTERPARTY                     (000)         TERMINATION DATE           FUND             DECPRECIATION
  ------------                     -----         ----------------      ---------------       -------------
  JP Morgan Chase                $ 5,000                    3/15/07            3.25%          $(533,824)
  Merrill Lynch                   10,000                    1/6/05             2.15%            (84,455)
                                                                                              ---------
                                                                                              $(618,279)
                                                                                              =========


(f) EXPENSE OFFSET

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. INVESTMENT MANAGER AND SUB-ADVISER

The Fund has entered into an Investment Management Agreement (the "Agreement") with the Investment Manager to serve as Investment Manager of the Fund. Subject to the supervision of the Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters. Pursuant to the Agreement, the Investment Manager will receive an annual fee, payable monthly, at an annual rate of 0.75% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding. In order to reduce Fund expenses, the Investment Manager has contractually agreed to reimburse the Fund for fees and expenses at the annual rate of 0.20% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of operations through December 31, 2006, and for a declining amount thereafter through December 31, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser") to manage the Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions with respect to the Fund's assets. The Investment Manager (not the Fund) pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.42% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding. The Sub-Adviser had contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager such that the Sub-Adviser will receive 0.30% of the Funds average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of the Fund's operations through December 31, 2006, and will receive an increasing amount thereafter through December 31, 2009. The Investment Manager informed the Fund that it paid the Sub-Adviser $690,394 in connection with its sub-advisory services for the period ended April 30, 2002.

3. INVESTMENTS IN SECURITIES

For the period ended April 30, 2002, purchases and sales of investments, other than short-term securities, were $1,027,573,557 and $264,505,047, respectively.

4. CAPITAL

The Fund has an unlimited amount of common shares with a $0.0001 par value of common stock authorized.

                   | 4.30.02 | PIMCO Corporate Income Fund Semi-Annual Report 13

NOTES TO FINANCIAL STATEMENTS (CONCL.)
PIMCO CORPORATE INCOME FUND
April 30, 2002 (UNAUDITED)

5. AUCTION PREFERRED SHARES

The Fund has issued 2,400 shares of Preferred Shares Series M, 2,400 shares of Preferred Shares Series T, 2,400 shares of Preferred Shares Series W, 2,400 shares of Preferred Shares Series TH, and 2,400 shares of Preferred Shares Series F each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the period ended April 30, 2002, the annualized dividend rate ranged from:

                             HIGH           LOW        AT 4/30/02
                             ----           ---        ----------
  Series M                   2.05%         1.85%          2.00%

  Series T                   2.05%         1.80%          2.05%

  Series W                   2.00%         1.80%          2.00%

  Series TH                  2.05%         1.85%          2.00%

  Series F                   2.15%         1.84%          2.00%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. SUBSEQUENT DIVIDEND DECLARATIONS - COMMON SHAREHOLDERS

On May 1, 2002, a dividend of $0.10625 per share was declared to common shareholders payable June 3, 2002 to shareholders of record on May 10, 2002.

On June 3, 2002, a dividend of $0.10625 per share was declared to common shareholders payable July 1, 2002 to shareholders of record on June 14, 2002.

14  PIMCO Corporate Income Fund Semi-Annual Report | 4.30.02 |

FINANCIAL HIGHLIGHTS
PIMCO MUNICIPAL INCOME FUND
For a share of common stock outstanding for the period December 21, 2001* through April 30, 2002: (UNAUDITED)

Net asset value, beginning of period**                                                          $14.33
-------------------------------------------------------------------------------------------   --------------
INCOME FROM INVESTMENT OPERATIONS:
-------------------------------------------------------------------------------------------
Net investment income                                                                             0.39
-------------------------------------------------------------------------------------------   --------------
Net realized and unrealized loss on investments                                                  (0.21)
-------------------------------------------------------------------------------------------   --------------
   TOTAL FROM INVESTMENT OPERATIONS                                                               0.18
===========================================================================================   ==============
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                         (0.03)
-------------------------------------------------------------------------------------------   --------------
Net increase in net assets applicable to common shares resulting from investment operations       0.15
-------------------------------------------------------------------------------------------   --------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME                                      (0.32)
===========================================================================================   ==============


CAPITAL SHARE TRANSACTIONS:

Common stock offering costs charged to paid-in capital in excess of par                          (0.03)
-------------------------------------------------------------------------------------------   --------------
Preferred shares offering costs/underwriting discount charged to paid-in capital
 in excess of par                                                                                (0.11)
-------------------------------------------------------------------------------------------   --------------
   Total capital share transactions                                                              (0.14)
-------------------------------------------------------------------------------------------   --------------
Net asset value, end of period                                                                  $14.02
-------------------------------------------------------------------------------------------   --------------
Market price, end of period                                                                     $14.77
===========================================================================================   ==============
TOTAL INVESTMENT RETURN (1)                                                                       0.7%
-------------------------------------------------------------------------------------------   --------------


RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common shareholders, end of period (000)                             $489,060
-------------------------------------------------------------------------------------------   --------------
Ratio of expenses to average net assets (2)(3)(4)                                                0.91%
-------------------------------------------------------------------------------------------   --------------
Ratio of net investment income to average net assets (2)(4)                                      7.93%
-------------------------------------------------------------------------------------------   --------------
Preferred shares asset coverage per share                                                      $65,746
-------------------------------------------------------------------------------------------   --------------
Portfolio turnover                                                                                 45%
===========================================================================================   ==============


*    Commencement of operations.
** Initial public offering price of $15.00 per share less underwriting discount of $0.67 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sale charges. Total Investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Inclusive of expenses offset by earning credits from the custodian bank. (See note 1f in Notes to Financial Statements).
(4) During the period indicated above the Investment Manager waived a portion of its investment management fee. If such a waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.18% (annualized) and 7.66% (annualized), respectively.


                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                   | 4.30.02 | PIMCO Corporate Income Fund Semi-Annual Report 15

PRIVACY POLICY

OUR COMMITMENT TO YOU

We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

OBTAINING PERSONAL INFORMATION

In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

RESPECTING YOUR PRIVACY

We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

SHARING INFORMATION WITH THIRD PARTIES

We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

SHARING INFORMATION WITH AFFILIATES

We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

IMPLEMENTATION OF PROCEDURES

We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

PIMCO Corporate Income Fund Semi-Annual Report | 4.30.02 |

TRUSTEES AND PRINCIPAL OFFICERS

Stephen J. Treadway
CHAIRMAN, PRESIDENT,
PRINCIPAL EXECUTIVE OFFICER & TRUSTEE

Paul Belica
TRUSTEE

Robert E. Connor
TRUSTEE

John J. Dalessandro II
TRUSTEE

Hans W. Kertess
TRUSTEE

R. Peter Sullivan
TRUSTEE

Shannon M. Bass
VICE PRESIDENT

David C. Hinman
VICE PRESIDENT

Raymond G. Kennedy
VICE PRESIDENT

Newton B. Schott, Jr.
VICE PRESIDENT & SECRETARY

Brian S. Shlissel
TREASURER, PRINCIPAL FINANCIAL & ACCOUNTING OFFICER

Michael B. Zuckerman
ASSISTANT SECRETARY

INVESTMENT MANAGER
PIMCO Funds Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA. 02210-2624

Quarterly information on the Fund in now available on the PIMCO Funds website (www.pimcofunds.com)

--------------------------------------------------------------------------------
PIMCO
   FUNDS